Loans (Details 9) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Total Loans	$ 1,082,025,000	$ 1,022,114,000
Commercial
Term Loans by Origination Prior Year	97,696,000
Term Loans by Origination Year 2019	29,579,000
Term Loans by Origination Year 2020	62,500,000
Term Loans by Origination Year 2021	78,645,000
Term Loans by Origination Year 2022	109,255,000
Term Loans by Origination Year 2023	45,903,000
Revolving Loans	2,158,000
Revolving Loans Converted to Term Loans	0
Total Loans	425,736,000
Multifamily and Farmland
Term Loans by Origination Prior Year	9,974,000
Term Loans by Origination Year 2019	3,158,000
Term Loans by Origination Year 2020	6,624,000
Term Loans by Origination Year 2021	21,512,000
Term Loans by Origination Year 2022	13,286,000
Term Loans by Origination Year 2023	7,904,000
Revolving Loans	501,000
Revolving Loans Converted to Term Loans	0
Total Loans	62,959,000
Commercial Loans (Not Secured by Real Estate)
Term Loans by Origination Prior Year	12,132,000
Term Loans by Origination Year 2019	2,289,000
Term Loans by Origination Year 2020	2,942,000
Term Loans by Origination Year 2021	4,841,000
Term Loans by Origination Year 2022	14,204,000
Term Loans by Origination Year 2023	9,910,000
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total Loans	70,862,000
Consumer Loans (Not Secured by Real Estate)
Term Loans by Origination Prior Year	58,000
Term Loans by Origination Year 2019	72,000
Term Loans by Origination Year 2020	222,000
Term Loans by Origination Year 2021	406,000
Term Loans by Origination Year 2022	1,352,000
Term Loans by Origination Year 2023	2,341,000
Revolving Loans	2,594,000
Revolving Loans Converted to Term Loans	0
Total Loans	7,045,000
Single-Family Residential [Member]
Term Loans by Origination Prior Year	52,762,000
Term Loans by Origination Year 2019	13,084,000
Term Loans by Origination Year 2020	24,813,000
Term Loans by Origination Year 2021	47,490,000
Term Loans by Origination Year 2022	76,326,000
Term Loans by Origination Year 2023	32,220,000
Revolving Loans	108,201,000
Revolving Loans Converted to Term Loans	0
Total Loans	354,896,000
Single-Family Residential (Pass)
Term Loans by Origination Prior Year	49,700,000
Term Loans by Origination Year 2019	12,984,000
Term Loans by Origination Year 2020	24,813,000
Term Loans by Origination Year 2021	47,490,000
Term Loans by Origination Year 2022	76,326,000
Term Loans by Origination Year 2023	32,220,000
Revolving Loans	106,962,000
Revolving Loans Converted to Term Loans	0
Total Loans	350,495,000
Single-Family Residential (Watch)
Term Loans by Origination Prior Year	717,000
Term Loans by Origination Year 2019	89,000
Term Loans by Origination Year 2020	0
Term Loans by Origination Year 2021	0
Term Loans by Origination Year 2022	0
Term Loans by Origination Year 2023	0
Revolving Loans	860,000
Revolving Loans Converted to Term Loans	0
Total Loans	1,666,000
Single-Family Residential (Substandard)
Term Loans by Origination Prior Year	2,345,000
Term Loans by Origination Year 2019	11,000
Term Loans by Origination Year 2020	0
Term Loans by Origination Year 2021	0
Term Loans by Origination Year 2022	76,326,000
Term Loans by Origination Year 2023	0
Revolving Loans	379,000
Revolving Loans Converted to Term Loans	0
Total Loans	2,735,000
Commercial (Pass)
Term Loans by Origination Prior Year	92,753,000
Term Loans by Origination Year 2019	29,579,000
Term Loans by Origination Year 2020	61,973,000
Term Loans by Origination Year 2021	78,645,000
Term Loans by Origination Year 2022	109,255,000
Term Loans by Origination Year 2023	45,671,000
Revolving Loans	2,158,000
Revolving Loans Converted to Term Loans	0
Total Loans	420,034,000
Commercial (Watch)
Term Loans by Origination Prior Year	4,943,000
Term Loans by Origination Year 2019	0
Term Loans by Origination Year 2020	116,000
Term Loans by Origination Year 2021	0
Term Loans by Origination Year 2022	0
Term Loans by Origination Year 2023	232,000
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total Loans	5,291,000
Commercial (Substandard)
Term Loans by Origination Prior Year	0
Term Loans by Origination Year 2019	0
Term Loans by Origination Year 2020	411,000
Term Loans by Origination Year 2021	0
Term Loans by Origination Year 2022	0
Term Loans by Origination Year 2023	0
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total Loans	411,000
Multifamily and Farmland (Pass)
Term Loans by Origination Prior Year	9,851,000
Term Loans by Origination Year 2019	3,158,000
Term Loans by Origination Year 2020	6,624,000
Term Loans by Origination Year 2021	21,512,000
Term Loans by Origination Year 2022	13,286,000
Term Loans by Origination Year 2023	7,904,000
Revolving Loans	501,000
Revolving Loans Converted to Term Loans	0
Total Loans	62,836,000
Multifamily and Farmland (Watch)
Term Loans by Origination Prior Year	47,000
Term Loans by Origination Year 2019	0
Term Loans by Origination Year 2020	0
Term Loans by Origination Year 2021	0
Term Loans by Origination Year 2022	0
Term Loans by Origination Year 2023	0
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total Loans	47,000
Multifamily and Farmland (Substandard)
Term Loans by Origination Prior Year	76,000
Term Loans by Origination Year 2019	0
Term Loans by Origination Year 2020	0
Term Loans by Origination Year 2021	0
Term Loans by Origination Year 2022	0
Term Loans by Origination Year 2023	0
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total Loans	76,000
Total Real Estate Loans
Term Loans by Origination Prior Year	182,252,000
Term Loans by Origination Year 2019	47,542,000
Term Loans by Origination Year 2020	100,629,000
Term Loans by Origination Year 2021	158,831,000
Term Loans by Origination Year 2022	270,296,000
Term Loans by Origination Year 2023	125,923,000
Revolving Loans	112,197,000
Revolving Loans Converted to Term Loans	0
Total Loans	997,670,000
Commercial Loans (Not Secured by Real Estate) (Pass)
Term Loans by Origination Prior Year	12,030,000
Term Loans by Origination Year 2019	2,232,000
Term Loans by Origination Year 2020	2,942,000
Term Loans by Origination Year 2021	4,841,000
Term Loans by Origination Year 2022	14,122,000
Term Loans by Origination Year 2023	9,879,000
Revolving Loans	23,411,000
Revolving Loans Converted to Term Loans	0
Total Loans	69,457,000
Commercial Loans (Not Secured by Real Estate) (Watch)
Term Loans by Origination Prior Year	102,000
Term Loans by Origination Year 2019	57,000
Term Loans by Origination Year 2020	0
Term Loans by Origination Year 2021	0
Term Loans by Origination Year 2022	0
Term Loans by Origination Year 2023	0
Revolving Loans	783,000
Revolving Loans Converted to Term Loans	0
Total Loans	942,000
Commercial Loans (Not Secured by Real Estate) (Substandard)
Term Loans by Origination Prior Year	0
Term Loans by Origination Year 2019	0
Term Loans by Origination Year 2020	0
Term Loans by Origination Year 2021	0
Term Loans by Origination Year 2022	0
Term Loans by Origination Year 2023	31,000
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total Loans	31,000
Consumer Loans (Not Secured by Real Estate) (Pass)
Term Loans by Origination Prior Year	58,000
Term Loans by Origination Year 2019	72,000
Term Loans by Origination Year 2020	222,000
Term Loans by Origination Year 2021	404,000
Term Loans by Origination Year 2022	1,352,000
Term Loans by Origination Year 2023	2,341,000
Revolving Loans	2,591,000
Revolving Loans Converted to Term Loans	0
Total Loans	7,040,000
Consumer Loans (Not Secured by Real Estate) (Watch)
Term Loans by Origination Prior Year	0
Term Loans by Origination Year 2019	0
Term Loans by Origination Year 2020	0
Term Loans by Origination Year 2021	0
Term Loans by Origination Year 2022	0
Term Loans by Origination Year 2023	0
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total Loans	0
Consumer Loans (Not Secured by Real Estate) (Substandard)
Term Loans by Origination Prior Year	3,000
Term Loans by Origination Year 2019	0
Term Loans by Origination Year 2020	0
Term Loans by Origination Year 2021	0
Term Loans by Origination Year 2022	0
Term Loans by Origination Year 2023	0
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total Loans	5,000
Total Loans Not Secured By Real Estate
Term Loans by Origination Prior Year	15,989,000
Term Loans by Origination Year 2019	2,961,000
Term Loans by Origination Year 2020	3,438,000
Term Loans by Origination Year 2021	5,804,000
Term Loans by Origination Year 2022	21,999,000
Term Loans by Origination Year 2023	12,549,000
Revolving Loans	32,656,000
Revolving Loans Converted to Term Loans	0
Total Loans	95,396,000
Total Loans
Term Loans by Origination Prior Year	198,241,000
Term Loans by Origination Year 2019	50,503,000
Term Loans by Origination Year 2020	104,067,000
Term Loans by Origination Year 2021	164,635,000
Term Loans by Origination Year 2022	292,295,000
Term Loans by Origination Year 2023	138,472,000
Revolving Loans	144,853,000
Revolving Loans Converted to Term Loans	0
Total Loans	1,093,066,000
Commercial Loans Loss (Not Secured by Real Estate)
Term Loans by Origination Prior Year	0
Term Loans by Origination Year 2019	0
Term Loans by Origination Year 2020	0
Term Loans by Origination Year 2021	0
Term Loans by Origination Year 2022	82,000
Term Loans by Origination Year 2023	0
Revolving Loans	350,000
Revolving Loans Converted to Term Loans	0
Total Loans	432,000
Single-Family Residential - Banco de la Gente Non-Tradtional
Term Loans by Origination Prior Year	17,816,000
Term Loans by Origination Year 2019	0
Term Loans by Origination Year 2020	0
Term Loans by Origination Year 2021	0
Term Loans by Origination Year 2022	0
Term Loans by Origination Year 2023	0
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total Loans	17,816,000
Farm Loans (Not Secured by Real Estate)
Term Loans by Origination Prior Year	27,000
Term Loans by Origination Year 2019	1,000
Term Loans by Origination Year 2020	0
Term Loans by Origination Year 2021	83,000
Term Loans by Origination Year 2022	42,000
Term Loans by Origination Year 2023	211,000
Revolving Loans	199,000
Revolving Loans Converted to Term Loans	0
Total Loans	563,000
All Other Loans (Not Secured by Real Estate)
Term Loans by Origination Prior Year	3,772,000
Term Loans by Origination Year 2019	599,000
Term Loans by Origination Year 2020	274,000
Term Loans by Origination Year 2021	474,000
Term Loans by Origination Year 2022	6,401,000
Term Loans by Origination Year 2023	87,000
Revolving Loans	5,319,000
Revolving Loans Converted to Term Loans	0
Total Loans	16,926,000
Construction and Land Development
Term Loans by Origination Prior Year	4,004,000
Term Loans by Origination Year 2019	1,721,000
Term Loans by Origination Year 2020	6,692,000
Term Loans by Origination Year 2021	11,184,000
Term Loans by Origination Year 2022	71,429,000
Term Loans by Origination Year 2023	39,896,000
Revolving Loans	1,337,000
Revolving Loans Converted to Term Loans	0
Total Loans	136,263,000	$ 114,291,000
Construction and Land Development (Pass)
Term Loans by Origination Prior Year	3,914,000
Term Loans by Origination Year 2019	1,721,000
Term Loans by Origination Year 2020	6,692,000
Term Loans by Origination Year 2021	10,736,000
Term Loans by Origination Year 2022	71,429,000
Term Loans by Origination Year 2023	39,896,000
Revolving Loans	1,337,000
Revolving Loans Converted to Term Loans	0
Total Loans	135,725,000
Construction and Land Development (Watch)
Term Loans by Origination Prior Year	24,544,000
Term Loans by Origination Year 2019	0
Term Loans by Origination Year 2020	0
Term Loans by Origination Year 2021	448,000
Term Loans by Origination Year 2022	0
Term Loans by Origination Year 2023	0
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total Loans	448,000
Construction and Land Development (Substandard)
Term Loans by Origination Prior Year	90,000
Term Loans by Origination Year 2019	0
Term Loans by Origination Year 2020	0
Term Loans by Origination Year 2021	0
Term Loans by Origination Year 2022	0
Term Loans by Origination Year 2023	0
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total Loans	90,000
Single-Family Residential - Banco de la Gente Non-Tradtional (Pass)
Term Loans by Origination Prior Year	15,147,000
Term Loans by Origination Year 2019	0
Term Loans by Origination Year 2020	0
Term Loans by Origination Year 2021	0
Term Loans by Origination Year 2022	0
Term Loans by Origination Year 2023	0
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total Loans	15,147,000
Single-Family Residential - Banco de la Gente Non-Tradtional (Watch)
Term Loans by Origination Prior Year	672,000
Term Loans by Origination Year 2019	0
Term Loans by Origination Year 2020	0
Term Loans by Origination Year 2021	0
Term Loans by Origination Year 2022	0
Term Loans by Origination Year 2023	0
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total Loans	672,000
Single-Family Residential - Banco de la Gente Non-Tradtional (Substandard)
Term Loans by Origination Prior Year	1,997,000
Term Loans by Origination Year 2019	0
Term Loans by Origination Year 2020	0
Term Loans by Origination Year 2021	0
Term Loans by Origination Year 2022	0
Term Loans by Origination Year 2023	0
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total Loans	1,997,000
Farm Loans (Not Secured by Real Estate) (Pass)
Term Loans by Origination Prior Year	27,000
Term Loans by Origination Year 2019	1,000
Term Loans by Origination Year 2020	0
Term Loans by Origination Year 2021	83,000
Term Loans by Origination Year 2022	42,000
Term Loans by Origination Year 2023	211,000
Revolving Loans	199,000
Revolving Loans Converted to Term Loans	0
Total Loans	563,000
Farm Loans (Not Secured by Real Estate) (Watch)
Term Loans by Origination Prior Year	0
Term Loans by Origination Year 2019	0
Term Loans by Origination Year 2020	0
Term Loans by Origination Year 2021	0
Term Loans by Origination Year 2022	0
Term Loans by Origination Year 2023	0
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total Loans	0
Farm Loans (Not Secured by Real Estate) (Substandard)
Term Loans by Origination Prior Year	0
Term Loans by Origination Year 2019	0
Term Loans by Origination Year 2020	0
Term Loans by Origination Year 2021	2,000
Term Loans by Origination Year 2022	0
Term Loans by Origination Year 2023	0
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total Loans	0
All Other Loans (Not Secured by Real Estate) (Pass)
Term Loans by Origination Prior Year	3,698,000
Term Loans by Origination Year 2019	599,000
Term Loans by Origination Year 2020	274,000
Term Loans by Origination Year 2021	474,000
Term Loans by Origination Year 2022	6,401,000
Term Loans by Origination Year 2023	87,000
Revolving Loans	5,256,000
Revolving Loans Converted to Term Loans	0
Total Loans	16,789,000
All Other Loans (Not Secured by Real Estate) (Watch)
Term Loans by Origination Prior Year	74,000
Term Loans by Origination Year 2019	0
Term Loans by Origination Year 2020	0
Term Loans by Origination Year 2021	0
Term Loans by Origination Year 2022	0
Term Loans by Origination Year 2023	0
Revolving Loans	63,000
Revolving Loans Converted to Term Loans	0
Total Loans	137,000
All Other Loans (Not Secured by Real Estate) (Substandard)
Term Loans by Origination Prior Year	0
Term Loans by Origination Year 2019	0
Term Loans by Origination Year 2020	0
Term Loans by Origination Year 2021	0
Term Loans by Origination Year 2022	0
Term Loans by Origination Year 2023	0
Revolving Loans	0
Revolving Loans Converted to Term Loans	0
Total Loans	$ 0